Balance Sheets - SK GROWTH OPPORTUNITIES CORPORATION - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 169,659	$ 163,718
Prepaid expenses	16,613	209,750
Total current assets	186,272	373,468
Investments and cash held in Trust Account	112,683,509	109,573,279
Total Assets	112,869,781	109,946,747
Current liabilities:
Accounts payable	2,331	107,223
Accrued expenses	2,003,621	1,204,161
Advances from Webull	1,383,537
Sponsor Note	1,720,000	380,000
Overfunding loan	5,240,000
Total current liabilities	10,349,489	1,691,384
Non-current liabilities:
Overfunding loan		5,240,000
Deferred underwriting and advisory fees	7,336,000	7,336,000
Total non-current liabilities	7,336,000	12,576,000
Total liabilities	17,685,489	14,267,384
Commitments and Contingencies
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 990,000 shares authorized; none issued or outstanding as of December 31, 2024 and 2023
Additional paid-in capital
Accumulated deficit	(17,399,741)	(13,794,440)
Total shareholders’ deficit	(17,399,217)	(13,793,916)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	112,869,781	109,946,747
Class A Ordinary Shares
Non-current liabilities:
Class A ordinary shares, $0.0001 par value; 9,000,000,000 shares authorized; 9,732,960 and 10,056,597 shares subject to possible redemption at approximately $11.57 and $10.89 per share as of December 31, 2024 and 2023, respectively	112,583,509	109,473,279
Shareholders’ Deficit:
Ordinary share, value
Class B Ordinary Shares
Shareholders’ Deficit:
Ordinary share, value	$ 524	$ 524